RESERVES, Terms and Conditions of Performance Rights (Details) - Performance Rights [Member]	12 Months Ended
Jun. 30, 2018 shares
Terms and conditions of performance rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Exercisable at A$0.25 Expiring on December 31, 2018 [Member]
Terms and conditions of performance rights [Abstract]
Expiration of outstanding performance rights (in shares)	1,100,000
Exercisable at A$0.25 Expiring on December 31, 2019 [Member]
Terms and conditions of performance rights [Abstract]
Expiration of outstanding performance rights (in shares)	200,000
Exercisable at A$0.25 Expiring on December 31, 2020 [Member]
Terms and conditions of performance rights [Abstract]
Expiration of outstanding performance rights (in shares)	200,000